Nature of Operations and Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Apr. 29, 2022
Nature of Operations and Going Concern (Details) [Line Items]
Balances receivable
Cash	$ 82,816	228,794
Net loss	(10,051,373)	(20,176,389)
Ordinary shares, acquired percentage			100.00%
Net cash outflow from operating activities	(1,500,574)	(11,469,396)
Working capital deficit	8,365,865
Accumulated losses	$ 53,363,032
Bophelo Bio Science and Wellness Pty [Member]
Nature of Operations and Going Concern (Details) [Line Items]
Loss on loss of control of Bophelo Bio Science & Wellness		2,085,624
Cash		739,947
Net loss		$ 1,336,601